Regulatory matters	12 Months Ended
Mar. 31, 2014
Regulatory matters

17. Regulatory matters

Regulatory capital requirements

MHFG, MHBK, and MHTB are subject to regulatory capital requirements administered by the Financial Services Agency in accordance with the provisions of the Banking Act and related regulations. Failure to meet minimum capital requirements may initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on the MHFG Group’s consolidated financial condition and results of operations.

The capital adequacy guidelines applicable to Japanese banks and bank holding companies with international operations supervised by the Financial Services Agency closely follow the risk-adjusted approach proposed by the Bank for International Settlements (“BIS”) and are intended to further strengthen the soundness and stability of Japanese banks. Effective March 31, 2007, guidelines were implemented by the Financial Services Agency to comply with the capital adequacy requirements set by BIS called Basel II. The framework of Basel II is based on the following three pillars: minimum capital requirements; supervisory review; and market discipline.

In May 2011, the capital adequacy guidelines were revised by the Financial Services Agency to comply with the package of measures to enhance the Basel II framework approved by the Basel Committee on Banking Supervision in July 2009. The revised guidelines include the strengthening of rules governing trading book capital and the strengthening of treatment of certain securitizations under the first pillar. The revised guidelines have been effective since the end of December 2011.

In December 2010, the Basel Committee on Banking Supervision issued the Basel III rules text (later revised in June 2011 and January 2013), which presents the details of global regulatory standards on bank capital adequacy and liquidity agreed by the Governors and Heads of Supervision, which is the oversight body of the Basel Committee on Banking Supervision, and endorsed by the G20 Leaders at the Seoul summit in November 2010. The rules text sets out higher and better-quality capital, better risk coverage, the introduction of a leverage ratio as a backstop to the risk-based requirement, measures to promote the build-up of capital that can be drawn down in periods of stress, and the introduction of two global liquidity standards. The Financial Services Agency’s revisions to its capital adequacy guidelines became effective from March 31, 2013, which generally reflect rules in the Basel III rules text that have been applied from January 1, 2013. While the three-pillar structure of Basel II has been retained, Basel III includes various changes as described further below.

Under the first pillar, the capital ratio is calculated by dividing regulatory capital, or risk-based capital, by risk-weighted assets. With respect to the calculation of risk-weighted assets, the MHFG Group adopts the advanced internal ratings-based approach. Under such approach, balance sheet assets and off-balance sheet exposures, calculated under Japanese GAAP, are assessed in terms of credit risk according to risk components such as probability of default and loss given default, which are derived from the Group’s own internal credit experience. In addition to credit risk, banks are required to measure and apply capital charges with respect to their market risks. Market risk is defined as the risk of losses in on- and off-balance-sheet positions arising from movements in market prices. Operational risk, which was introduced under Basel II with respect to regulatory capital requirements, is the risk of loss resulting from inadequate or failed internal processes, people and systems, or from external events. The Group adopts the advanced measurement approach for the measurement of operational risk equivalent by taking account of the following four elements: internal loss data; external loss data; scenario analysis; and business environment and internal control factors. Under Basel III, the calculation method of risk-weighted assets was revised, including modification to the treatment of counterparty credit risk, such as a capital charge for credit valuation adjustment risk.

With regard to risk-based capital, the guidelines based on Basel III set out higher and better-quality capital standards compared to those under Basel II. The guidelines based on Basel III require a target minimum standard capital adequacy ratio of 8%, Tier 1 capital ratio of 6% (phased in at 4.5% in 2013 and 5.5% in 2014) and Common Equity Tier 1 capital ratio of 4.5% (phased in at 3.5% in 2013 and 4.0% in 2014), on both a consolidated and non-consolidated basis for banks with international operations, such as MHBK and MHTB, or on a consolidated basis for bank holding companies with international operations, such as MHFG.

Risk-based capital, calculated from financial statements prepared under Japanese GAAP, is classified into the following two tiers: Tier 1 capital; and Tier 2 capital. Tier 1 capital consists of Common Equity Tier 1 capital and Additional Tier 1 capital. Common Equity Tier 1 capital generally consists of common stock, capital surplus, retained earnings, accumulated other comprehensive income and other disclosed reserves and others less any regulatory adjustments. Additional Tier 1 capital generally consists of instruments issued by a bank or its holding company that meet the criteria for inclusion in Additional Tier 1 capital and others less any regulatory adjustments. Tier 2 capital generally consists of instruments issued by a bank or its holding company such as subordinated debt that meet the criteria for inclusion in Tier 2 capital, general reserve for possible losses on loans, equaling the sum of (i) the excess of the amount of qualified reserves over the amount of expected losses and (ii) the amount of general reserves calculated based on the standardized approach, and others less any regulatory adjustments.

The minimum requirement for Common Equity Tier 1 capital will be raised in phases from 3.5% of risk-weighted assets in March 2013 to 4.5% when fully effective in March 2015. Thereafter, a capital conservation buffer, to be met with Common Equity Tier 1 capital, is expected to be phased in beginning March 2016 at 0.625% until becoming fully effective in March 2019 at 2.5%, although the capital adequacy guidelines related to the capital conservation buffer have not yet been published by the Financial Services Agency. Thus the Common Equity Tier 1 capital requirement, including capital conservation buffer, is expected to be 7.0% beginning March 2019. In addition, subject to national discretion by the respective regulatory authorities, a countercyclical buffer ranging from 0% to 2.5%, consisting of Common Equity Tier 1 capital or other fully loss absorbing capital, would also be imposed on banking organizations through an extension of the capital conservation buffer when the relevant national authority judges a period of excess credit growth to be leading to the build-up of system-wide risk. The countercyclical buffer for internationally active banks will be a weighted average of the buffers deployed across all the jurisdictions to which it has credit exposures. Moreover, capital instruments that will no longer qualify as Additional Tier 1 capital or Tier 2 capital under Basel III is being phased out beginning March 2013 by increments of 10% until becoming fully effective in March 2022. The MHFG Group’s existing preferred stock and preferred securities (the amounts thereof included within Additional Tier 1 capital as of March 31, 2014 being ¥1,666.5 billion) and the Group’s existing subordinated debt issued before March 2013 (the amounts thereof included within Tier 2 capital as of March 31, 2014 being ¥1,349.6 billion) are subject to the phase-out arrangements.

In November 2011, the Financial Stability Board announced policy measures to address systemically important financial institutions (“SIFIs”), which were endorsed by the G20 Leaders at the Cannes summit. The policy measures include requirements for globally systemically important banks (“G-SIBs”) to have additional loss absorption capacity tailored to the impact of their default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital, which would be in addition to the 7.0% Common Equity Tier 1 capital requirement (including capital conservation buffer). The additional loss absorbency requirements will initially apply to G-SIBs identified in November 2014. The requirements will be phased in starting in January 2016 with full implementation by January 2019. Also in November 2011, the Financial Stability Board identified an initial group of G-SIFIs, namely 29 G-SIBs, including the MHFG Group, using a methodology developed by the Basel Committee on Banking Supervision, and announced that the group of G-SIFIs will be updated annually and published by the Financial Stability Board each November. In November 2012 and November 2013, the list of G-SIBs was updated and it showed the allocation to buckets corresponding to their required level of additional loss absorbency. The Group was included in the lists and was allocated to the bucket that would require 1.0% of additional loss absorbency.

Regulatory adjustments are to be applied mainly to the calculation of Common Equity Tier 1 capital in the form of the deductions and prudential filters related to the following:

•	Goodwill and other intangibles

•	Deferred tax assets

•	Deferred gains or losses on derivatives under hedge accounting that relates to the hedging of items that are not fair valued on the balance sheet

•	Shortfall of the stock of provisions to expected losses under the internal ratings-based approach

•	Gain on sale related to securitization transactions

•	Cumulative gains and losses due to changes in own credit risk on fair valued financial liabilities

•	Defined benefit pension fund assets and liabilities

•	Treasury stock

•	Reciprocal cross holdings of capital of banking, financial and insurance entities

•	Investments in the capital of banking, financial and insurance entities that are outside the scope of regulatory consolidation

Regulatory adjustments will be fully deducted in the calculation of Common Equity Tier 1 capital by March 2018. The regulatory adjustments began at 20% of the required deductions in the calculation of Common Equity Tier 1 capital in March 2014 and will be increased by 20% increments per year through March 2018 when the regulatory adjustments reach 100%. During this transition period, the remainder not deducted from capital will continue to be subject to existing national treatments.

The capital requirements and regulatory adjustments will be phased in over a transitional period as follows (italicized percentages indicate those still in transition periods):

	March 2013	March 2014	March 2015	March 2016	March 2017	March 2018	March 2019	March 2020	March 2021	March 2022
Minimum Common Equity Tier 1 capital (Note)	3.5%	4.0%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital (Note)	4.5%	5.5%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%
Minimum total capital (Note)	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%
Capital conservation buffer	0.0%	0.0%	0.0%	0.625%	1.25%	1.875%	2.5%	2.5%	2.5%	2.5%
Phase out of recognition of capital instruments that no longer qualify as capital (Note)	90.0%	80.0%	70.0%	60.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
Phase-in of deductions from capital (Note)	0.0%	20.0%	40.0%	60.0%	80.0%	100.0%	100.0%	100.0%	100.0%	100.0%
Additional loss absorbency requirements for G-SIBs	—	—	—	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital

Note:	While these measures are included in the revisions to capital adequacy guidelines that have been applied from March 31, 2013 as published by the Financial Services Agency, capital adequacy guidelines related to other requirements under the Basel III rules, such as the capital conservation buffer, countercyclical buffer and additional loss absorbency requirements for G-SIBs/G-SIFIs, have not yet been published.

Japanese banks are also required to comply with the supervisory review process (second pillar) and disclosure requirements for market discipline (third pillar). Under the second pillar, banks are required to maintain adequate capital to support all of the major risks in their business and are encouraged to develop and use better risk management techniques in monitoring and managing such risks. Under the third pillar, banks are required to enhance disclosure, including disclosure of details of the capital adequacy ratio, the amount of each type of risk and the method of calculation used so that the market may make more effective evaluations. Further, the revisions to the Financial Services Agency’s guidelines relating to the third pillar, which reflect the enhanced disclosure requirements under Basel III and became effective on March 31, 2013, require banks to disclose, among other things, the components of their regulatory capital and the main features of their regulatory capital instruments in common templates.

If the capital adequacy ratio of a financial institution falls below the required level, the Financial Services Agency may, depending upon the extent of capital deterioration, take certain corrective action, including requiring the financial institution to submit an improvement plan to strengthen its capital base, reduce its total assets, restrict its business operations or other actions that could have a material effect on its financial condition and results of operations.

Capital adequacy ratios of MHFG, MHBK, and MHTB as of March 31, 2013 and 2014 calculated in accordance with Japanese GAAP and guidelines established by the Financial Services Agency are set forth in the following table:

	2013		2014
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required	2,059	3.50	2,411	4.00
Actual	4,804	8.16	5,304	8.79
Tier 1 capital:
Required	2,647	4.50	3,316	5.50
Actual	6,487	11.02	6,845	11.35
Total risk-based capital:
Required	4,706	8.00	4,823	8.00
Actual	8,345	14.18	8,656	14.35
MHBK (Note):
Common Equity Tier 1 capital:
Required	—	—	2,130	4.00
Actual	—	—	5,387	10.11
Tier 1 capital:
Required	—	—	2,928	5.50
Actual	—	—	6,525	12.25
Total risk-based capital:
Required	—	—	4,259	8.00
Actual	—	—	8,180	15.36
MHTB:
Common Equity Tier 1 capital:
Required	91	3.50	103	4.00
Actual	344	13.24	379	14.76
Tier 1 capital:
Required	117	4.50	141	5.50
Actual	344	13.24	379	14.76
Total risk-based capital:
Required	208	8.00	205	8.00
Actual	448	17.21	457	17.80
Non-consolidated:
MHBK (Note):
Common Equity Tier 1 capital:
Required	—	—	2,072	4.00
Actual	—	—	5,260	10.15
Tier 1 capital:
Required	—	—	2,849	5.50
Actual	—	—	6,370	12.29
Total risk-based capital:
Required	—	—	4,144	8.00
Actual	—	—	8,072	15.58
MHTB:
Common Equity Tier 1 capital:
Required	90	3.50	101	4.00
Actual	345	13.45	375	14.76
Tier 1 capital:
Required	115	4.50	139	5.50
Actual	345	13.45	375	14.76
Total risk-based capital:
Required	205	8.00	203	8.00
Actual	446	17.43	451	17.79

Note:	The former MHBK and the former MHCB merged on July 1, 2013 and the former MHCB, the surviving company, changed its trade name to MHBK.

Capital adequacy ratios of the former MHCB and the former MHBK as of March 31, 2013 are set forth in the following table:

	March 31, 2013
	Consolidated		Non-consolidated
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
The former MHCB (1):
Common Equity Tier 1 capital:
Required	1,292	3.50	1,143	3.50
Actual	3,195	8.65	2,993	9.16
Tier 1 capital:
Required	1,661	4.50	1,470	4.50
Actual	4,071	11.03	3,980	12.18
Total risk-based capital:
Required	2,953	8.00	2,613	8.00
Actual	5,130	13.89	5,008	15.33
The former MHBK (2) (3):
Common Equity Tier 1 capital:
Required	810	3.50	793	3.50
Actual	2,061	8.90	2,009	8.86
Tier 1 capital:
Required	1,041	4.50	1,020	4.50
Actual	2,344	10.13	2,252	9.93
Total risk-based capital:
Required	1,850	8.00	1,813	8.00
Actual	3,259	14.08	3,163	13.95

Notes:

(1)	The distribution of all of the shares of MHSC to MHFG as a dividend in kind (¥424.4 billion) on April 1, 2013 was deducted from Common Equity Tier 1 capital.
(2)	The amounts and ratios were calculated in accordance with Basel III and are included for reference purpose only because the former MHBK was subject to Basel II requirements as of March 31, 2013 as a financial institution without overseas operations to which only domestic capital adequacy requirements applied.
(3)	The distribution of all of the shares of MHSC to MHFG as a dividend in kind (¥125.7 billion) on April 1, 2013 was deducted from Common Equity Tier 1 capital.

MHFG’s securities subsidiaries in Japan are also subject to the capital adequacy requirement under the Financial Instruments and Exchange Act. Under this requirement, securities firms must maintain a minimum capital adequacy ratio of 120% calculated as a percentage of capital accounts less certain assets, as determined in accordance with Japanese GAAP, against amounts equivalent to market, counterparty, and basic risks. Specific guidelines are issued as a ministerial ordinance that details the definition of essential components of the capital ratios, including capital, disallowed assets and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a temporary suspension of all or part of the business operations and further, to the cancellation of the license to act as a securities broker and dealer.

Management believes, as of March 31, 2014, that MHFG, MHBK, MHTB, and their securities subsidiaries in Japan were in compliance with all capital adequacy requirements to which they were subject.

Business improvement orders

In September 2013, the Financial Services Agency issued a business improvement order to MHBK in connection with the transactions with anti-social elements in relation to a portion of certain joint loans. The business improvement order requires it to carry out promptly the measures to review, improve and reinforce the current structure of compliance and business administration thoroughly.

In December 2013, the Financial Services Agency issued business improvement orders to MHFG and MHBK with regard to the above mentioned transactions. The order to MHFG requires it to implement measures including clarification of where management responsibility lies based on the order and strengthening of its management control system. The order to MHBK requires it to cease new credit transactions under the four-party captive loan scheme for one month from January 20, 2014, as well as to implement the same measures as the order to MHFG.

The MHFG Group has been and will be rigidly implementing its improvement plans in relation to this problem and also work with utmost effort towards further improvement and reinforcement of its internal control systems.